Income statement and statement of comprehensive income - statement of comprehensive income - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income
Net profit	kr 42,138	kr 38,951	kr 38,628
Items that will not be reclassified subsequently to the income statement:
Remeasurements of retirement benefit obligations	(67)	(187)	87
Items that will be reclassified subsequently to the income statement:
Exchange rate adjustments of investments in subsidiaries	(1,689)	226	491
Cash flow hedges:
Realisation of previously deferred (gains)/losses	329	1,677	(2,027)
Deferred gains/(losses) incurred during the period	1,384	(329)	(1,677)
Other items	10	9	(27)
Tax on other comprehensive income, income/(expense)	(577)	(231)	755
Other comprehensive income, net of tax	(610)	1,165	(2,398)
Total comprehensive income	kr 41,528	kr 40,116	kr 36,230